Bank Loans - Summary of Bank Loans (Parenthetical) (Details) $ in Thousands	1 Months Ended														12 Months Ended
	Nov. 09, 2018 USD ($)	Nov. 09, 2018 CNY (¥)	Aug. 14, 2018 USD ($)	Aug. 14, 2018 CNY (¥)	Apr. 27, 2018 USD ($)	Apr. 27, 2018 CNY (¥)	Nov. 09, 2017 USD ($)	Nov. 09, 2017 CNY (¥)	Oct. 13, 2017 USD ($)	Oct. 13, 2017 CNY (¥)	Sep. 06, 2017 USD ($)	Sep. 06, 2017 CNY (¥)	Aug. 29, 2017 USD ($)	Aug. 29, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 05, 2017 USD ($)	Sep. 05, 2017 CNY (¥)	Aug. 17, 2017 USD ($)	Aug. 17, 2017 CNY (¥)	Mar. 27, 2017 USD ($)	Mar. 27, 2017 CNY (¥)	Feb. 27, 2017 USD ($)	Feb. 27, 2017 CNY (¥)	Feb. 23, 2017 USD ($)	Feb. 23, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Oct. 14, 2016 USD ($)	Oct. 14, 2016 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	May 09, 2016 USD ($)	May 09, 2016 CNY (¥)	Sep. 18, 2015 USD ($)	Sep. 18, 2015 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	May 20, 2015 USD ($)	May 20, 2015 CNY (¥)	May 06, 2015 USD ($)	May 06, 2015 CNY (¥)
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate			1.442%	1.442%
- Proceeds from bank loans															$ 18,898	$ 28,636		$ 45,462
Short-term Debt
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity																																												$ 17,284	¥ 120,000,000
Long-term Debt
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity																																												$ 10,758
Sinovac Beijing
Line of Credit Facility [Line Items]
Debt Instrument, Collateral Amount															12,978				¥ 89,200
Sinovac Dalian
Line of Credit Facility [Line Items]
- Proceeds from bank loans			$ 514	¥ 3,500,000
Industrial and Commercial Bank of China [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Debt instrument, face amount																											$ 3,074	¥ 20,000,000
Debt instrument, interest rate, effective percentage																											4.35%	4.35%
Bank of Beijing [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Proceeds from lines of credit							$ 615	¥ 4,000,000			$ 784	¥ 5,100,000	$ 753	¥ 4,900,000
Bank of Beijing [Member] | Sinovac Beijing | Bank Term Loan Drawn On November 2015
Line of Credit Facility [Line Items]
Debt instrument, face amount																																						$ 7,202	¥ 50,000,000
Bank of Beijing [Member] | Sinovac Beijing | Bank Term Loan Drawn On November 2017
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage							5.00%	5.00%
Bank of Beijing [Member] | Sinovac Beijing | Bank Term Loan Tranch One
Line of Credit Facility [Line Items]
Proceeds from lines of credit									$ 1,537	¥ 10,000,000
Bank of Beijing [Member] | Sinovac Beijing | Bank Term Loan Drawn On October2017
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage									5.00%	5.00%
Bank of Beijing [Member] | Sinovac Beijing | Bank Term Loan Drawn On September2017
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage											4.57%	4.57%
Bank of Beijing [Member] | Sinovac Beijing | Bank Term Loan Drawn On August2017
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage													4.57%	4.57%
Bank of Beijing [Member] | Sinovac Beijing | Bank Term Loan Drawn On July 2015
Line of Credit Facility [Line Items]
Debt instrument, face amount																																		$ 5,771	¥ 39,700,000							$ 6,981	¥ 48,000,000
Debt instrument, interest rate, effective percentage																																		4.75%	4.75%					5.25%	5.25%
Loans payable, current, total																																								$ 713	¥ 4,900,000
Debt Instrument, Collateral Amount															$ 2,019				13,900,000
Bank of China [Member]
Line of Credit Facility [Line Items]
Debt instrument, renewed																5,090				¥ 35,000,000
Bank of China [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage			5.88%	5.88%
- Proceeds from bank loans			$ 727	¥ 5,000,000
Debt instrument, description of variable rate basis															157 basis points
China Merchants Bank One
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage																													4.57%	4.57%
China Merchants Bank One | Sinovac Beijing
Line of Credit Facility [Line Items]
Debt instrument, face amount																													$ 3,074	¥ 20,000,000
China Construction Bank | Short Term Debt One
Line of Credit Facility [Line Items]
Debt instrument, face amount																					$ 2,982	¥ 19,400,000
Debt instrument, interest rate, effective percentage																					4.57%	4.57%
China Construction Bank | Long-term Debt
Line of Credit Facility [Line Items]
Debt instrument, face amount																$ 4,454		$ 3,230		¥ 29,000,000											¥ 21,000,000	$ 7,684	¥ 50,000,000
Debt instrument, basis spread on variable rate																5.00%	5.00%
Debt instrument, interest rate, effective percentage																4.51%				4.51%
Line of credit facility, maximum borrowing capacity | ¥																																													¥ 70,000,000
China Construction Bank | Long Term Debt One
Line of Credit Facility [Line Items]
Debt instrument, face amount																							$ 3,074	¥ 20,000,000
Debt instrument, interest rate, effective percentage																							4.75%	4.75%
Proceeds from lines of credit																$ 314	¥ 2,000,000
China Construction Bank | Due On 25 February 2019 | Long Term Debt One
Line of Credit Facility [Line Items]
Proceeds from lines of credit					$ 297	¥ 2,000,000
China Construction Bank | Due On 25 August 2019 | Long Term Debt One
Line of Credit Facility [Line Items]
Proceeds from lines of credit	$ 7,272	¥ 50,000,000
China Construction Bank | Sinovac Beijing | Long Term Debt One
Line of Credit Facility [Line Items]
Debt Instrument, Collateral Amount															$ 12,978				89,200,000
China Construction Bank Two [Member] | Sinovac Research And Development
Line of Credit Facility [Line Items]
Debt instrument, face amount																									$ 722	¥ 4,700,000
Debt instrument, interest rate, effective percentage																									4.43%	4.43%
Citi Bank [Member] | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, face amount															$ 5,090				¥ 35,000,000																	$ 4,611	¥ 30,000,000
Debt instrument, interest rate, stated percentage																																				4.64%	4.64%
Citi Bank [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Repayments of lines of credit																$ 4,611	¥ 30,000,000